Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 1,201	¥ 950	¥ 424
Insurance agency licence [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	37,333
Insurance agency licence [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Period Increase (Decrease)	¥ 4,519